Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (12.8%)
*	Alphabet Inc. Class C	35,542	73,523
*	Facebook Inc. Class A	143,045	42,131
*	ZoomInfo Technologies Inc. Class A	229,029	11,199
*	Walt Disney Co.	56,915	10,502
*	Twitter Inc.	133,487	8,494
*	Match Group Inc.	40,377	5,547
*	Netflix Inc.	6,182	3,225
			154,621
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	26,841	83,048
	TJX Cos. Inc.	242,456	16,039
*	DraftKings Inc. Class A	231,745	14,213
*	Booking Holdings Inc.	5,277	12,295
*	Lululemon Athletica Inc.	39,398	12,084
*	Burlington Stores Inc.	39,168	11,703
*	Hilton Worldwide Holdings Inc.	74,911	9,058
*	Alibaba Group Holding Ltd. ADR	39,635	8,986
*	Airbnb Inc. Class A	40,239	7,563
*,1	Airbnb Inc. Class B	19,944	3,373
			178,362
Consumer Staples (3.0%)
	Constellation Brands Inc. Class A	98,731	22,511
*	Monster Beverage Corp.	148,101	13,490
			36,001
Financials (5.7%)
	American Express Co.	125,191	17,707
	MarketAxess Holdings Inc.	21,266	10,589
	Progressive Corp.	99,894	9,551
*	Markel Corp.	6,798	7,747
	Marsh & McLennan Cos. Inc.	62,851	7,655
	Blackstone Group Inc. Class A	102,714	7,655
	S&P Global Inc.	21,635	7,635
			68,539
Health Care (7.9%)
	UnitedHealth Group Inc.	52,845	19,662
*	ABIOMED Inc.	49,598	15,808
*	Illumina Inc.	40,612	15,598
*	Boston Scientific Corp.	371,490	14,358
*	Penumbra Inc.	31,999	8,658
*	Seagen Inc.	61,720	8,570
*	Mettler-Toledo International Inc.	5,171	5,976

		Shares	Market Value ($000)
	Danaher Corp.	15,812	3,559
*	Biogen Inc.	10,901	3,050
			95,239
Industrials (7.3%)
	TransUnion	211,496	19,035
*	Copart Inc.	112,720	12,242
	IHS Markit Ltd.	125,403	12,136
*	Uber Technologies Inc.	200,599	10,935
	Northrop Grumman Corp.	30,557	9,889
	Canadian National Railway Co.	84,536	9,804
	JB Hunt Transport Services Inc.	37,827	6,358
*	Airbus SE ADR	206,509	5,863
	IDEX Corp.	13,437	2,813
			89,075
Information Technology (48.0%)
	Microsoft Corp.	390,293	92,019
	Apple Inc.	708,413	86,533
	Mastercard Inc. Class A	112,119	39,920
*	PayPal Holdings Inc.	132,851	32,261
*	Adobe Inc.	52,944	25,168
*	salesforce.com Inc.	111,481	23,619
*	Square Inc. Class A	98,676	22,404
*	Advanced Micro Devices Inc.	278,035	21,826
	Microchip Technology Inc.	138,969	21,571
*	FleetCor Technologies Inc.	75,845	20,374
*	Autodesk Inc.	68,345	18,942
*	Workday Inc. Class A	68,926	17,123
*	ServiceNow Inc.	33,327	16,667
	Global Payments Inc.	80,467	16,221
	NVIDIA Corp.	30,337	16,198
	Fidelity National Information Services Inc.	113,768	15,997
	CDW Corp.	95,696	15,862
	Visa Inc. Class A	73,777	15,621
	Intuit Inc.	29,130	11,159
*	nCino Inc.	130,433	8,702
*	Tyler Technologies Inc.	20,366	8,646
*	Avalara Inc.	50,059	6,679
*	Shopify Inc. Class A (XTSE)	5,528	6,117
*,2	Affirm Holdings Inc.	85,985	6,081
*	Snowflake Inc. Class A	25,808	5,917
*	DocuSign Inc. Class A	24,276	4,915
	Monolithic Power Systems Inc.	10,104	3,569
*	Qualtrics International Inc. Class A	21,383	704
			580,815
Other (0.0%)
*,1	The We Company Class A PP	1,460	17
Real Estate (0.4%)
	Equinix Inc.	7,857	5,340
Total Common Stocks (Cost $928,981)			1,208,009
Preferred Stocks (0.0%)
*,1,3	The We Company Pfd. D1 PP	19,954	226
*,1,3	The We Company Pfd. D2 PP	15,678	178
Total Preferred Stocks (Cost $593)			404

		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.081%	55,773	5,577
		Face Amount ($000)
Repurchase Agreement (0.3%)
	Bank of America Securities, LLC 0.010%, 4/1/21 (Dated 3/31/21, Repurchase Value $3,200,000, collateralized by Government National Mortgage Association 4.500%, 6/20/50, with a value of $3,264,000)	3,200	3,200
Total Temporary Cash Investments (Cost $8,777)			8,777
Total Investments (100.5%) (Cost $938,351)			1,217,190
Other Assets and Liabilities—Net (-0.5%)			(6,174)
Net Assets (100%)			1,211,016
Cost is in $000.
*	Non-income-producing security.
1	Restricted securities totaling $3,794,000, representing 0.3% of net assets. See Restricted Securities table for additional information.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,799,000.
3	Perpetual security with no stated maturity date.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,576,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
The We Company Pfd. D1 PP	December 2014	332
The We Company Pfd. D2 PP	December 2014	261
The We Company Class A PP	December 2014	24
Airbnb Inc. Class B	June 2015	928
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open futures contracts at March 31, 2021.
C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,204,619	3,390	—	1,208,009
Preferred Stocks	—	404	—	404
Temporary Cash Investments	5,577	3,200	—	8,777
Total	1,210,196	6,994	—	1,217,190